Related Parties Transactions	12 Months Ended
Dec. 31, 2022
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
Note 13:-	RELATED PARTies TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $5,615, and $6,990, in aggregate for the years ended December 31, 2021 and 2022, respectively and acquired services amounting to approximately $ 2,639 and $ 3,088 for the years ended December 31, 2021 and 2022, respectively. The aforementioned services include cloud computing services, software products, computer infrastructure and integration, software development and maintenance services and back-office services.

As of December 31, 2021 and 2022, the Company had trade and other receivables balances due to its related parties in amount of approximately $ 3,380 and $ 8,519, respectively. In addition, as of December 31, 2021 and 2022. the Company had trade payables balances due from its related parties in amount of approximately $ 708 and $124, respectively.